Debt (Summary Of Long-Term Debt Of AT&T And Its Subsidiaries) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Carrying amount of notes and debentures	$ 165,451	$ 164,557
Unamortized (discount) premium - net	(9,710)	(2,996)
Unamortized issuance costs	(532)	(452)
Total notes and debentures	155,209	161,109
Finance lease obligations	2,036	2,034
Total long-term debt, including current maturities	157,245	163,143
Current maturities of long-term debt	(3,470)	(11,834)
Total long-term debt	153,775	151,309
Credit agreement borrowings
Debt Instrument [Line Items]
Carrying amount of notes and debentures	300	4,969
Fair value of interest rate swaps recorded in debt
Debt Instrument [Line Items]
Carrying amount of notes and debentures	20	26
Notes And Debentures Maturing 2020-2039 | Notes and debentures
Debt Instrument [Line Items]
Carrying amount of notes and debentures	$ 25,549	17,404
Notes And Debentures Maturing 2020-2039 | Notes and debentures | Minimum
Debt Instrument [Line Items]
Debt instrument - stated percentage rate	0.98%
Notes And Debentures Maturing 2020-2039 | Notes and debentures | Maximum
Debt Instrument [Line Items]
Debt instrument - stated percentage rate	2.99%
Notes And Debentures Maturing 2020-2050 | Notes and debentures
Debt Instrument [Line Items]
Carrying amount of notes and debentures	$ 110,317	102,595
Notes And Debentures Maturing 2020-2050 | Notes and debentures | Minimum
Debt Instrument [Line Items]
Debt instrument - stated percentage rate	3.00%
Notes And Debentures Maturing 2020-2050 | Notes and debentures | Maximum
Debt Instrument [Line Items]
Debt instrument - stated percentage rate	4.99%
Notes And Debentures Maturing 2020-2095 | Notes and debentures
Debt Instrument [Line Items]
Carrying amount of notes and debentures	$ 24,259	34,513
Notes And Debentures Maturing 2020-2095 | Notes and debentures | Minimum
Debt Instrument [Line Items]
Debt instrument - stated percentage rate	5.00%
Notes And Debentures Maturing 2020-2095 | Notes and debentures | Maximum
Debt Instrument [Line Items]
Debt instrument - stated percentage rate	6.99%
Notes And Debentures Maturing 2020-2097 | Notes and debentures
Debt Instrument [Line Items]
Carrying amount of notes and debentures	$ 5,006	$ 5,050
Notes And Debentures Maturing 2020-2097 | Notes and debentures | Minimum
Debt Instrument [Line Items]
Debt instrument - stated percentage rate	7.00%
Notes And Debentures Maturing 2020-2097 | Notes and debentures | Maximum
Debt Instrument [Line Items]
Debt instrument - stated percentage rate	9.15%